Intangible assets, airport concessions and goodwill - Net: - Movements of intangible assets of airport concessions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets:
Intangible assets and goodwill	$ 49,126,038	$ 49,586,322
Foreign currency translation	1,321,875	(1,309,886)
Additions	1,734,398
Additions		849,602
Intangible assets and goodwill	52,182,311	49,126,038
Accumulated amortization
Intangible assets:
Intangible assets and goodwill	10,395,094	8,703,731
Foreign currency translation	(79,297)	33,462
Additions	(1,849,871)	(1,770,613)
Intangible assets and goodwill	(14,061,413)	10,395,094
Concessions (Regulated Activity)
Intangible assets:
Intangible assets and goodwill	50,586,636	49,961,253
Foreign currency translation	1,059,370	(961,446)
Additions	107,144	591,315
Disposals transfers	932,376	995,514
Intangible assets and goodwill	52,685,526	50,586,636
Contracts assets
Intangible assets:
Intangible assets and goodwill	978,060	671,496
Foreign currency translation	1,295
Additions	3,036,386	1,236,196
Disposals transfers	(311,676)	(929,632)
Intangible assets and goodwill	3,704,065	978,060
Contractor advance
Intangible assets:
Intangible assets and goodwill	696,696
Additions	355,809	762,578
Disposals transfers	(620,700)	(65,882)
Intangible assets and goodwill	431,805	696,696
Licences and ODC
Intangible assets:
Intangible assets and goodwill	279,797	249,671
Additions	84,930	30,126
Intangible assets and goodwill	364,727	279,797
Commercial Right's (Unregulated Activity)
Intangible assets:
Intangible assets and goodwill	6,149,729	6,531,631
Foreign currency translation	340,507	(381,902)
Intangible assets and goodwill	6,490,236	6,149,729
Goodwill | Gross carrying amount
Intangible assets:
Intangible assets and goodwill	2,567,365	2,567,365
Intangible assets and goodwill	$ 2,567,365	$ 2,567,365